DERIVATIVE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)
Derivative Instrument US Bond Obligations | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging		$ 10,148,159
Derivative Instrument US Bond Obligations | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging		6,299,116
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging		144,684,179		$ 98,918,457
Derivative financial liabilities held for hedging		$ 51,568,854
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | BRL
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities	$ 360.0
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities	300.0
Derivative Instrument Raw Material Purchases | Forward agreements | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount	$ 54.0		$ 46.9